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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2006

               (Please read instructions before preparing form.)

If amended report check here: [ ]

Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street      Boston,      MA           02109
-------------------------------------------------------------------------------
Business Address    (Street)             (City)       (State)      (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2007.

                                     /s/ Kurt F. Somerville
                                     --------------------------------------
                                     (Name of Institutional Investment Manager)

                                     --------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:              13F File No.:
-----                       ------------- ------------------ -----------------
1. Brian C. Broderick (12)*   28-11136    6. Michael J. Puzo 28-06165
2. Michael B. Elefante        28-06281    7.
3. Timothy F. Fidgeon         28-06169    8.
4. Stephen W. Kidder (35)*    28-11134    9.
5. Lawrence T. Perera         28-06167    10.

* Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:              ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                SHARES OR INVESTMENT                  VOTING AUTHORITY
                                                                PRINCIPAL DISCRETION              -------------------------
                                            CUSIP   FAIR MARKET                                   (A)      (B)       (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED     NONE
---------------------------------------------------------------------------------------------------------------------------
A F L A C INC             COMMON STOCK    001055102   1558710      33885          XX                        29185
                                                                                  XX     12                  1600
                                                                                  XX     35                  3100

ABBOTT LABS               COMMON STOCK    002824100   2967316      60918          XX                        55836
                                                                                  XX     12                  1132
                                                                                  XX     35                  3950

ALCAN INC                 COMMON STOCK    013716105    237900       4881          XX                         4881

ALCOA INC                 COMMON STOCK    013817101    240080       8000          XX                         8000

AMAZON NOTE CONV SUB DEB  CONV CORPORATE  023135AF3   3402975    3468000          XX                      2828000
                          BONDS                                                   XX     12                145000
                                                                                  XX     35                495000

AMERICAN INTERNATIONAL    COMMON STOCK    026874107    708001       9880          XX                         9880
  GROUP INC

AMGEN INC                 COMMON STOCK    031162100   4002283      58590          XX                        49390
                                                                                  XX     12                  2000
                                                                                  XX     35                  7200

ANADARKO PETROLEUM        COMMON STOCK    032511107    283489       6514          XX                         6514

ANALOG DEVICES, INC.      COMMON STOCK    032654105   1808705      55026          XX                        46776
                                                                                  XX     12                  2900
                                                                                  XX     35                  5350

ANALOGIC CORP             COMMON STOCK    032657207    984976      17545          XX                        15645
                                                                                  XX     12                  1250
                                                                                  XX     35                   650

APTARGROUP INC            COMMON STOCK    038336103   3365280      57000          XX                        49325
                                                                                  XX     12                  1650
                                                                                  XX     35                  6025

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
ASIA TIGERS FUND INC      COMMON STOCK    04516T105    214670     10225           XX                      10225

AUTOMATIC DATA PROCESSING COMMON STOCK    053015103   1980490     40213           XX                      33011
                                                                                  XX     12                1500
                                                                                  XX     35                5702

AVERY DENNISON CORP       COMMON STOCK    053611109   2012087     29620           XX                      26420
                                                                                  XX     12                 100
                                                                                  XX     35                3100

B P PLC ADR               COMMON STOCK    055622104   6328469     94314           XX                      81119
                                                                                  XX     12                3600
                                                                                  XX     35                9595

BANK OF AMERICA CORP      COMMON STOCK    060505104   1057389     19805           XX                      16405
                                                                                  XX     35                3400

BANK NEW YORK CORP        COMMON STOCK    064057102    240157      6100           XX                       6100

BERKSHIRE HATHAWAY INC    CLASS A         084670108   1099900        10           XX                         10

BERKSHIRE HATHAWAY INC    CLASS B         084670207    788190       215           XX                        215

BIOMET INC.               COMMON STOCK    090613100    333049      8070           XX                       5670
                                                                                  XX     35                2400

BOEING COMPANY            COMMON STOCK    097023105    328708      3700           XX                       2300
                                                                                  XX     35                1400

BOTTOMLINE TECHNOLOGIES   COMMON STOCK    101388106    172895     15100           XX                      14700
INC                                                                               XX     12                 400

BRISTOL MYERS SQUIBB CO   COMMON STOCK    110122108    315314     11980           XX                      11780
                                                                                  XX     35                 200

BURLINGTON NORTHERN       COMMON STOCK    12189T104    517556      7012           XX                       7012
SANTA FE CORP

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL         COMMON STOCK    136375102   5034811    117007           XX                      101957
  RAILWAY CO                                                                      XX     12                 2050
                                                                                  XX     35                13000

CHEVRON CORP              COMMON STOCK    166764100   3456425     47007           XX                       45339
                                                                                  XX     35                 1668

CHUBB CORPORATION         COMMON STOCK    171232101    602751     11392           XX                       11392

CISCO SYS INC             COMMON STOCK    17275R102   2082163     76186           XX                       66538
                                                                                  XX     12                 2700
                                                                                  XX     35                 6948

COCA COLA CO              COMMON STOCK    191216100    370319      7675           XX                        7675

COLGATE PALMOLIVE CO      COMMON STOCK    194162103    227035      3480           XX                        3480

CONOCOPHILLIPS            COMMON STOCK    20825C104   1035001     14385           XX                       13885
                                                                                  XX     35                  500

DOW CHEMICAL CO           COMMON STOCK    260543103    449633     11269           XX                       11269

DOW JONES & CO INC        COMMON STOCK    260561105   4911234    129243           XX                      129243

DOW JONES & CO INC        CLASS B         260561204  11736300    308850           XX                      308850
                          (RESTRICTED)

E I DU PONT DE NEMOURS &  COMMON STOCK    263534109    727484     14935           XX                       14535
  CO
                                                                                  XX     35                  400

E M C CORP                COMMON STOCK    268648102   1708859    129459           XX                      118509
                                                                                  XX     12                 4100
                                                                                  XX     35                 6850

EATON VANCE CORP          COMMON STOCK    278265103    264080      8000           XX                        8000

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC CO         COMMON STOCK  291011104   4164036     94444           XX                       81194
                                                                                  XX     12                 4150
                                                                                  XX     35                 9100

ENCANA CORP                 COMMON STOCK  292505104   5600891    121891           XX                      105631
                                                                                  XX     12                 5060
                                                                                  XX     35                11200

EXXON MOBIL CORP            COMMON STOCK  30231G102   9624115    125592           XX                      113330
                                                                                  XX     12                 2875
                                                                                  XX     35                 9387

FUEL CELL ENERGY INC        COMMON STOCK  35952H106    222140     34387           XX                       31387
                                                                                  XX     35                 3000

GENERAL ELECTRIC CO         COMMON STOCK  369604103   4583937    123191           XX                      115091
                                                                                  XX     12                 2000
                                                                                  XX     35                 6100

GENERAL MILLS INC           COMMON STOCK  370334104   1035187     17972           XX                       17972

GILEAD SCIENCES             COMMON STOCK  375558103    207776      3200           XX                        3200

GOLDMAN SACHS GROUP         COMMON STOCK  38141G104    229253      1150           XX                        1150

HELMERICH & PAYNE INC       COMMON STOCK  423452101    564327     23062           XX                       21062
                                                                                  XX     12                  800
                                                                                  XX     35                 1200

HESS CORP                   COMMON STOCK  42809H107    258755      5220           XX                        5220

HONEYWELL INTERNATIONAL     COMMON STOCK  438516106    579253     12804           XX                       12804
  INC

I M S HEALTH INC            COMMON STOCK  449934108    346248     12600           XX                       12600

ILLINOIS TOOL WORKS INC     COMMON STOCK  452308109    217093      4700           XX                         700
                                                                                  XX     35                 4000

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
INTEL CORPORATION         COMMON STOCK    458140100   4183022    206569           XX                      176486
                                                                                  XX     12                 6300
                                                                                  XX     35                23783

INTL BUSINESS MACHINES    COMMON STOCK    459200101   2016445     20756           XX                       20756

INTERNATIONAL PAPER CO    COMMON STOCK    460146103    272800      8000           XX                        8000

INVITROGEN CORP           COMMON STOCK    46185R100    270783      4785           XX                        4185
                                                                                  XX     12                  500
                                                                                  XX     35                  100

ISHARES MSCI              JAPAN INDEX FD  464286848    181888     12800           XX                       12800

J P MORGAN CHASE & CO     COMMON STOCK    46625H100    287385      5950           XX                        5950

JOHNSON & JOHNSON         COMMON STOCK    478160104   7020699    106342           XX                       93442
                                                                                  XX     12                 2900
                                                                                  XX     35                10000

ELI LILLY & CO.           COMMON STOCK    532457108    508340      9757           XX                        9757

LINCOLN NATL CORP IND     COMMON STOCK    534187109   3049354     45924           XX                       35740
                                                                                  XX     12                 2008
                                                                                  XX     35                 8176

MARRIOTT INTERNATIONAL    COMMON STOCK    571903202    486744     10200           XX                       10200
  INC

MEDTRONIC INC             COMMON STOCK    585055106    403465      7540           XX                        7140
                                                                                  XX     35                  400

MERCK & CO INC            COMMON STOCK    589331107   3027628     69441           XX                       60579
                                                                                  XX     12                 1900
                                                                                  XX     35                 6962

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP            COMMON STOCK    594918104   3670421    122921           XX                      111103
                                                                                  XX     12                 3000
                                                                                  XX     35                 8818

NOKIA CORP ADR A          COMMON STOCK    654902204   1360119     66935           XX                       57135
                                                                                  XX     12                 1300
                                                                                  XX     35                 8500

NORFOLK SOUTHERN CORP     COMMON STOCK    655844108    303249      6030           XX                        6030

NOVARTIS AG ADR           COMMON STOCK    66987V109   2699106     46990           XX                       42290
                                                                                  XX     12                 2400
                                                                                  XX     35                 2300

NOVO NORDISK A/S ADR      COMMON STOCK    670100205    316456      3784           XX                        3784

ORACLE CORP               COMMON STOCK    68389X105   1449616     84575           XX                       74975
                                                                                  XX     12                 1600
                                                                                  XX     35                 8000

PALL CORP                 COMMON STOCK    696429307    209580      6066           XX                        6066

PAYCHEX INC               COMMON STOCK    704326107    245148      6200           XX                        6200

PEPSICO INC               COMMON STOCK    713448108   2291144     36629           XX                       30729
                                                                                  XX     12                 1200
                                                                                  XX     35                 4700

PFIZER INC                COMMON STOCK    717081103   2349026     90696           XX                       83096
                                                                                  XX     35                 7600

PROCTER & GAMBLE CO       COMMON STOCK    742718109   4653662     72408           XX                       65908
                                                                                  XX     12                 1000
                                                                                  XX     35                 5500

ROCKWELL AUTOMATION       COMMON STOCK    773903109    241571      3955           XX                        3955
INC

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
ROCKWELL COLLINS INC      COMMON STOCK    774341101    250312      3955           XX                       3955

ROPER INDS INC            COMMON STOCK    776696106    391872      7800           XX                       7800

ROYAL DUTCH SHELL PLC     SPONSORED       780259206    226528      3200           XX                       1800
                          ADR REPSTG                                              XX     35                1400
                          A SHS

SCHLUMBERGER LTD          COMMON STOCK    806857108    754888     11952           XX                      11652
                                                                                  XX     12                 300

J M SMUCKER CO NEW        COMMON STOCK    832696405    263192      5430           XX                       5430

SNAP ON INC               COMMON STOCK    833034101    547622     11495           XX                       8595
                                                                                  XX     35                2900

SONOSITE INC              COMMON STOCK    83568G104    727628     23525           XX                      19475
                                                                                  XX     12                1150
                                                                                  XX     35                2900

STATE STREET CORP         COMMON STOCK    857477103   2552604     37850           XX                      33250
                                                                                  XX     12                1600
                                                                                  XX     35                3000

STRYKER CORP              COMMON STOCK    863667101    225951      4100           XX                       4100

SYMANTEC CORP             COMMON STOCK    871503108    368524     17675           XX                      15475
                                                                                  XX     12                 700
                                                                                  XX     35                1500

TEXTRON                   COMMON STOCK    883203101    239114      2550           XX                       2550

3COM CORP                 COMMON STOCK    885535104     87338     21250           XX                      21250

3 M COMPANY               COMMON STOCK    88579Y101   4329012     55550           XX                      47519
                                                                                  XX     12                2000
                                                                                  XX     35                6031

AS OF DECEMBER 31, 2006                            FORM 13F                           SEC FILE # KURT F SOMERVILLE\28-10379
---------------------------------------------------------------------------------------------------------------------------
        ITEM 1:              ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:             ITEM 8:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      VOTING AUTHORITY
                                                                SHARES OR INVESTMENT              -------------------------
                                            CUSIP   FAIR MARKET PRINCIPAL DISCRETION              (A)      (B)      (C)
     NAME OF ISSUER       TITLE OF CLASS   NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
U S BANCORP                 COMMON STOCK  902973304      318472    8800           XX                       8800

UNION PACIFIC CORP          COMMON STOCK  907818108      507030    5510           XX                       5100

UNITED NATURAL FOODS INC    COMMON STOCK  911163103     1341971   37360           XX                      33010
                                                                                  XX     12                1450
                                                                                  XX     35                2900

VERISIGN INC                COMMON STOCK  92343E102      493145   20505           XX                      18005
                                                                                  XX     12                 900
                                                                                  XX     35                1600

WALGREEN CO                 COMMON STOCK  931422109      312052    6800           XX                       4400
                                                                                  XX     35                2400

WELLS FARGO & CO (NEW)      COMMON STOCK  949746101      391160   11000           XX                      11000

WYETH                       COMMON STOCK  983024100      983571   19316           XX                      16000
                                                                                  XX     35                3316

ZIMMER HOLDINGS INC         COMMON STOCK  98956P102      682063    8702           XX                       7782
                                                                                  XX     12                 100
                                                                                  XX     35                 820

INGERSOLL RAND LTD CL A     COMMON STOCK  G4776G101      457821   11700           XX                      11700

TRANSOCEAN INC              COMMON STOCK  G90078109      200526    2479           XX                       2479

AGGREGATE TOTAL                                     153,337,742